Consolidated Cash Flow Statement - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Operating profit		£ 549	£ 625	£ 317
Adjustments for:
Depreciation and impairment of property, plant and equipment		159	154	148
Depreciation and impairment of leased assets		123	120	106
Amortisation and impairment of intangible assets (excluding computer software)		199	175	118
Amortisation and impairment of computer software		26	26	22
Other non-cash items		18	26	8
Changes in working capital (excluding the effects of acquisitions and exchange differences on consolidation):
Inventories		(12)	(15)	(4)
Contract costs		(14)	(19)	(10)
Trade and other receivables		(38)	(29)	5
Trade and other payables and provisions		(101)	(60)	6
Interest received		36	25	13
Interest paid	[1]	(180)	(191)	(52)
Income tax paid		(87)	(100)	(77)
Net cash flows from operating activities		678	737	600
Cash flows from investing activities
Purchase of property, plant and equipment		(171)	(167)	(153)
Purchase of intangible fixed assets		(44)	(44)	(37)
Proceeds from sale of property, plant and equipment		4	14	5
Acquisition of companies and businesses, net of cash acquired		(172)	(242)	(1,018)
Disposal of companies and businesses				1
Disposal of investment in associate			19
Dividends received from associates		11	4	4
Net change to cash flow from investment in term deposits		(1)		1
Net cash flows from investing activities		(373)	(416)	(1,197)
Cash flows from financing activities
Dividends paid to equity shareholders		(229)	(201)	(122)
Capital element of lease payments		(145)	(157)	(104)
Cost of issuing new shares				(16)
Cash outflow on settlement of debt-related foreign exchange forward contracts		(9)	(3)	26
Proceeds from new debt				2,383
Debt repayments		(369)		(844)
Net cash flows from financing activities		(752)	(361)	1,323
Net (decrease)/increase in cash and cash equivalents		(447)	(40)	726
Cash and cash equivalents at beginning of year		832	879	242
Exchange loss on cash and cash equivalents		(13)	(7)	(89)
Cash and cash equivalents at end of the financial year		£ 372	£ 832	£ 879

[1]	Interest paid includes the interest element of lease payments of £24m (2023: £25m; 2022: £10m).